Investments - Narrative (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 01, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023	Jul. 01, 2024
Schedule of Equity Method Investments [Line Items]
Conversion of AFX available-for-sale term loan into equity method investments					$ 8,757	$ 0
Realized gain on conversion of available for sale investment		$ 0		$ 0	1,507	0
Additional investment in debt securities - AFS			$ 0		2,708	0	$ 7,400	$ 2,600
Reclassification of loans to investments			0		4,375	0	2,600	0
Unrealized gain (loss) on available for sale debt securities - related party		189		$ 0	(691)	$ 0
Due from related parties		$ 4,188	$ 4,536		$ 4,188			$ 2,602
AeroFlexx, LLC
Schedule of Equity Method Investments [Line Items]
Investment interest percentage		37.00%	34.00%		37.00%			31.00%
Investment in debt security - AFS, maximum capacity									$ 10,000
Investment, conversion price percentage									100.00%
Conversion of AFX available-for-sale term loan into equity method investments	$ 7,250
Conversion of loans to investments (in usd per share)	$ 6.83
Realized gain on conversion of available for sale investment					$ 1,507
Additional investment in debt securities - AFS		$ 371			2,708		$ 2,365
Reclassification of loans to investments					4,375
Balance drawn		10,000			10,000
Unrealized gain (loss) on available for sale debt securities - related party		189			(691)
Due from related parties		$ 3,897	$ 4,472		$ 3,897			$ 2,600